Related Party Transactions (Narrative) (Detail) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended
	Jan. 09, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Direct administrative expenses incurred and reimbursed to related party		$ 1,300,000		$ 200,000
Payment for consideration				6,000,000
General partner interest	2.00%			2.00%
Notes receivable from related party			58,000		635,000
Net receivable				800,000
Comprised of receivable				2,400,000
Due to related party				1,600,000
Aggregate [Member]
Related Party Transaction [Line Items]
Notes receivable from related party					1,800,000
Accrued interest					$ 200,000